Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: March 10, 2023

Payment Date	3/15/2023
Collection Period Start	2/1/2023
Collection Period End	2/28/2023
Interest Period Start	2/15/2023
Interest Period End	3/14/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$568,058,632.03	$35,794,685.12	$532,263,946.91	0.907062	Sep-25
Class A-2b Notes	$122,363,004.58	$7,710,375.26	$114,652,629.32	0.907062	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,539,331,636.61	$43,505,060.38	$1,495,826,576.23

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,677,356,253.15	$1,629,234,289.07	0.788340
YSOC Amount	$133,276,832.25	$128,659,928.55
Adjusted Pool Balance	$1,544,079,420.90	$1,500,574,360.52
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$568,058,632.03	3.74000%	30/360	$1,770,449.40
Class A-2b Notes	$122,363,004.58	5.05118%	ACT/360	$480,726.99
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,539,331,636.61			$4,897,554.64

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,677,356,253.15	$1,629,234,289.07
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,544,079,420.90	$1,500,574,360.52
Number of Receivable Outstanding	81,036	80,095
Weight Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	53	52

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,835,352.87
Principal Collections	$47,776,328.47
Liquidation Proceeds	$147,687.45
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$52,759,368.79
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$52,759,368.79

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,397,796.88	$1,397,796.88	$—	$—	$51,361,571.91
Interest - Class A-1 Notes	$—	$—	$—	$—	$51,361,571.91
Interest - Class A-2a Notes	$1,770,449.40	$1,770,449.40	$—	$—	$49,591,122.51
Interest - Class A-2b Notes	$480,726.99	$480,726.99	$—	$—	$49,110,395.52
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$47,183,405.52
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$46,691,067.27
First Allocation of Principal	$—	$—	$—	$—	$46,691,067.27
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$46,623,458.94
Second Allocation of Principal	$757,276.09	$757,276.09	$—	$—	$45,866,182.85
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$45,792,241.18
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$26,792,241.18
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,706,741.18
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,706,741.18
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,706,741.18
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,958,956.89
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,958,956.89
Remaining Funds to Certificates	$2,958,956.89	$2,958,956.89	$—	$—	$—
Total	$52,759,368.79	$52,759,368.79	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$133,276,832.25
Increase/(Decrease)	$(4,616,903.70)
Ending YSOC Amount	$128,659,928.55

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,544,079,420.90	$1,500,574,360.52
Note Balance	$1,539,331,636.61	$1,495,826,576.23
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	24	$345,635.61
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	46	$147,687.45
Monthly Net Losses (Liquidation Proceeds)			$197,948.16
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.20%
Preceding Collection Period			0.12%
Current Collection Period			0.14%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$1,297,527.54
Cumulative Net Loss Ratio			0.06%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.12%	83	$2,005,457.60
60-89 Days Delinquent	0.03%	20	$479,011.52
90-119 Days Delinquent	0.01%	7	$140,152.56
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.16%	110	$2,624,621.68

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$166,477.33
Total Repossessed Inventory		11	$295,265.26

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		27	$619,164.08
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.04%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.80	0.05%	33	0.04%